Revenue - Geographic Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets by Region
Revenue	€ 30,871	€ 27,842	€ 27,338
EMEA
Non-Current Assets by Region
Revenue	13,081	12,589	12,067
Germany
Non-Current Assets by Region
Revenue	4,504	4,343	4,015
Rest of EMEA
Non-Current Assets by Region
Revenue	8,577	8,246	8,052
Americas
Non-Current Assets by Region
Revenue	13,295	10,969	11,106
U.S
Non-Current Assets by Region
Revenue	10,811	8,870	9,110
Rest of Americas
Non-Current Assets by Region
Revenue	2,484	2,099	1,996
APJ
Non-Current Assets by Region
Revenue	4,495	4,285	4,165
Japan
Non-Current Assets by Region
Revenue	1,242	1,301	1,305
Rest of APJ
Non-Current Assets by Region
Revenue	€ 3,253	€ 2,984	€ 2,859